American Beacon Advisors, Inc.
                      4151 Amon Carter Blvd. MD 2450
                           Fort Worth, TX 76155


                                                 March 5, 2008


VIA EDGAR
---------
Securities and Exchange Commission
100 F Street, N.E.
Washington, DC 20549


Re:  American Beacon Select Funds
     1933 Act File No. 333-88343
     1940 Act File No. 811-9603

Dear Sir or Madam:

     Pursuant to Rule 497(j) of the Securities Act of 1933, American
Beacon Select Funds ("Registrant") hereby certifies (a) that the forms of Prospectus and Statement of Additional Information used with respect to the Registrant do not differ from those contained in Post-Effective Amendment No. 11 ("Amendment No. 11") to the Registrant's Registration Statement and
(b) that Amendment No. 11 was filed electronically.

     If you have any questions concerning the foregoing, please do not hesitate to contact the undersigned at (817) 967-3514.

                                          Sincerely,

                                          /s/ Rosemary K. Behan
                                          ----------------------
                                          Rosemary K. Behan
                                          Vice President Legal & Compliance
                                          American Beacon Select Funds


cc:   Francine Rosenberger, Esq.
          Kirkpatrick & Lockhart Preston Gates Ellis LLP